PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment
	2014	2014	2013
	US$	RMB	RMB
	(In thousands)
Buildings	53,030	324,494	317,930
Machinery and equipment	47,730	292,060	221,203
Motor vehicles	4,812	29,443	27,037
Furniture, fixtures and office equipment	9,710	59,413	104,649
	115,282	705,410	670,819
Less: accumulated depreciation	(41,306)	(252,751)	(209,887)
Property, plant and equipment, net	73,976	452,659	460,932